Consolidated Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Earnings Per Share, Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Shares Outstanding, Basic	287,269,793	209,650,048	256,358,480	188,036,903
Weighted Average Number of Shares Outstanding, Diluted	287,269,793	209,650,048	256,358,480	188,036,903